Land Use Rights (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of intangible assets
Land use rights	$ 232,550	$ 117,094
Accumulated depreciation	(21,527)	(6,273)
Land use rights, net	$ 211,023	$ 110,821